Adjusting Items Included In Profit From Operations - Assets Classified as Held-for-sale - Additional Information (Details) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) Subsidiary	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)
Profit from Operations [Line Items]
Property, plant and equipment	£ 4,728	£ 4,866	£ 4,953
Cash and cash equivalents	3,568	3,014	2,809
Trade and other payables	8,823	8,504	£ 9,577
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	£ 958	£ 71
Russia
Profit from Operations [Line Items]
Number of subsidiaries | Subsidiary	2
Russia | Subsidiaries | In Respect of Assets Held-For-Sale
Profit from Operations [Line Items]
Property, plant and equipment	£ 387
Trade and other receivables	696
Cash and cash equivalents	240
Other current assets	144
Russia | Subsidiaries | Classified as Held for Sale
Profit from Operations [Line Items]
Borrowings	11
Trade and other payables	528
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	957
Foreign exchange reclassification	£ 58